Stockholders' Equity Stockholders Rights Plan (Details) (USD $)	Oct. 12, 2007
Class of Stock [Line Items]
Minimum percentage for exercising right	15.00%
Threshold percentage to divest of common stock	14.90%
Redeemed price if rights have not exercised and expired in 2014	0.01
Minimum percentage of assets cash flow and earning power sold	50.00%
Right To receive common stock upon exercise	2
Series A Junior Participating Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares purchaseable under each right	0.005
Exercise price of right	$ 50